Nuveen High Yield Corporate Bond ETF [Member] Investment Objectives and Goals - Nuveen High Yield Corporate Bond ETF	Sep. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen High Yield Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to track the investment results, before fees and expenses, of the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.